Consolidation of Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Consolidation of Variable Interest Entities

Note 3.	Consolidation of Variable Interest Entities

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike (see Note 2). The Company concluded that Strike is a VIE and the Company is the primary beneficiary of Strike, in accordance with ASC 810, Consolidation. Therefore, the Company consolidated Strike in its financial statements. Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike was not a VIE of the Company and the Company was not the primary beneficiary of Strike prior to the effective date of the controlling interest transfer of April 1, 2014. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike.

The information below represents the assets, liabilities and non-controlling interest related to Strike as of September 30, 2018 and December 31, 2017.

September 30, 2018

Assets	$181,962
Liabilities	26,116
Non-controlling interest	(488,759)

December 31, 2017

Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)

Note 3.	Consolidation of Variable Interest Entities

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike (see Note 2). The Company concluded that Strike is a VIE and the Company is the primary beneficiary of Strike, in accordance with ASC 810, Consolidation. Therefore, the Company consolidated Strike in its financial statements. Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike was not a VIE of the

Company and the Company was not the primary beneficiary of Strike prior to the effective date of the controlling interest transfer of April 1, 2014. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike.

The information below represents the assets, liabilities and non-controlling interest related to Strike as of December 31, 2017 and December 31, 2016.

December 31, 2017

Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)

December 31, 2016
Assets	$187,013
Liabilities	40,329
Non-controlling interest	(373,365)